14. PROMISSORY NOTES TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14 .PROMISSORY NOTES TO RELATED PARTIES

During the years ended December 31, 2012 and 2011, the Company issued, in a series of transactions, promissory notes to George J. Coates and received cash proceeds of $195,000 and $375,000, respectively, and repaid promissory notes in the aggregate principal amount of $31,000 and $125,000, respectively. The promissory notes are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly.

During the years ended December 31, 2012 and 2011, the Company issued, in a series of transactions, promissory notes to Bernadette Coates, spouse of George J. Coates and received cash proceeds of $76,000 and $12,000, respectively, and repaid promissory notes in the aggregate principal amount of $10,000 and $18,000, respectively. The promissory notes were payable on demand and provided for interest at the rate of 17% per annum, compounded monthly.

In December 2011, the Company issued promissory notes to two of the Company’s directors, Dr. Richard W. Evans and Dr. Frank J. Adipietro and received cash proceeds of $120,000 and $50,000, respectively. The promissory notes are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly. During the year ended December 31, 2012, by mutual agreement between the Company and Dr. Richard W. Evans, a promissory note due to him in the principal amount of $120,000, was converted into 2,000,000 restricted shares of the Company’s common stock. During the year ended December 31, 2012, by mutual agreement between the Company and Dr. Frank J. Adipietro, a promissory note due to him in the principal amount of $50,000, plus accrued interest thereon of $7,000 was converted into 639,939 restricted shares of the Company’s common stock.

During the year ended December 31, 2011, by mutual agreement between the Company and Dr. Richard W. Evans, a promissory note due to him in the principal amount of $100,000, plus accrued interest thereon of $31,000 was converted into 768,648 restricted shares of the Company’s common stock. During the year ended December 31, 2011, by mutual agreement between the Company and Dr. Frank J. Adipietro, a promissory note due to him in the principal amount of $150,000, plus accrued interest thereon of $38,000 was converted into 1,100,922 restricted shares of the Company’s common stock.

In March 2011, by mutual consent, promissory notes, due to The Coates Trust, a trust controlled by George J. Coates, in the aggregate principal amount of $180,000, plus accrued interest thereon of $18,000 were converted into 1,165,507 shares of the Company’s common stock.